May 12, 2009

Securities and Exchange Commission
Public Filing Desk
100 F Street, NE
Washington, DC  20549

Re: Touchstone Funds Group Trust
    Files Nos. 33-70958 and 811-8104

Ladies and Gentlemen:

On behalf of Touchstone Funds Group Trust ("Registrant"), attached for filing is Post-Effective Amendment No. 44 to the Registrant's registration statements on Form N-1A. The Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 in order to make certain changes to the Touchstone Intermediate Fixed Income Fund.

If you have any questions about this matter please contact the undersigned at 513.878.4066.

Very truly yours,

TOUCHSTONE FUNDS GROUP TRUST

/s/ Jay S. Fitton

Jay S. Fitton
Secretary